9. Other accrued expenses and liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
NOTE 9 - Other accrued expenses and liabilities

Other accrued expenses and liabilities consisted of the following:

	March 31,	December 31,
	2014	2013
	(Unaudited)
Payroll related	$599,706	$479,087
Estimated property damage liability that may not be covered by insurance	393,592	393,592
Professional fees	110,000	110,000
Board fees	751,660	657,934
Other	(25,839)	57,101
	$1,829,119	$1,697,714

Other accrued expenses and other liabilities consisted of the following:

	December 31,	December 31,
	2013	2012
Payroll related	$479,087	$329,191
Estimated damage liability that may not be covered by insurance	393,592	300,000
Estimated settlement with vendor in Europe	–	300,000
Professional fees	110,000	269,710
Accrued board fees	657,934	241,011
Consultant fees	–	133,777
Other	57,101	109,819
	$1,697,714	$1,683,508

The estimated damage liability that may not be covered by insurance was increased to the amount of the legal complaint disclosed in footnote 4 that is related to this amount. The estimated settlement with vendor in Europe was transferred to a third party. As of December 31, 2013, the Company had recorded an accrued expense of $375,000 pursuant to Mr. Feller’s consulting agreement that provides for $62,500 per quarter through June 30, 2014, subject to certain conditions. These consulting payments were conditioned on the Company raising $2,000,000 of equity and that Mr. Feller provide consulting services under this agreement at the direction of the Company’s board of directors. Given that the Company has not raised this amount of equity and given that Mr. Feller has not provided any consulting services to the Company, the Company elected to reverse this accrued consulting liability as of December 31, 2013.